BASIS OF PRESENTATION (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (11,458,207)	$ (1,934,427)	$ (15,727,338)	$ (4,587,534)	$ (16,543,616)	$ (7,908,777)
Accumulated deficit	(49,157,769)		(49,157,769)		(33,430,431)	(16,886,815)
Cash	$ 1,452,854		$ 1,452,854		$ 4,581,128	$ 7,050,610